Income/(loss) per Common Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Income (Loss) Per Common Share

	Six months ended June 30
	2025	2026

Net (loss)/income attributable to Pyxis Tankers Inc.	$(1,237)	$5,237

Dividend Series A Convertible Preferred Stock	—	—
Net (loss)/income attributable to common shareholders	$(1,237)	$5,237

Weighted average number of common shares, basic and diluted	10,417,915	10,290,343
(Loss)/Income per common share, basic and diluted	$(0.12)	$0.51